Operating Context - Schedule of Concessions and Authorizations Held (Details)	12 Months Ended
Dec. 31, 2025
Central Geradora Elica Praias De Parajuru Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Praias de Parajuru	[1]
Concession or authorization contract	Resolution 526/2002	[1]
Expiration date	09/2032	[1]
Central Geradora Elica Volta Do Rio Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Volta do Rio	[1]
Concession or authorization contract	Resolution 660/2001	[1]
Expiration date	01/2031	[1]
Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	002/1997
Expiration date	12/2045
Energy Distribution 1 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	003/1997
Expiration date	12/2045
Energy Distribution 2 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	004/1997
Expiration date	12/2045
Energy Distribution 3 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	005/1997
Expiration date	12/2045
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Gasmig
Concession or authorization contract	State Law 11,021/1993
Expiration date	01/2053
National Grid [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[2]
Concession or authorization contract	006/1997	[2]
Expiration date	01/2043	[2]
Itajuba Substation [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[2]
Concession or authorization contract	79/2000	[2]
Expiration date	10/2030	[2]
Furnas Pimenta [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Centroeste	[2]
Concession or authorization contract	004/2005	[2]
Expiration date	03/2035	[2]
Subestacao Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sete Lagoas	[2]
Concession or authorization contract	006/2011	[2]
Expiration date	06/2041	[2]
Governador Valadares 6 Verona Transmission line [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Centroeste
Concession or authorization contract	001/2023
Expiration date	03/2053
Theodomiro Carneiro Santiago Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[3]
Concession or authorization contract	07/1997	[3]
Expiration date	05/2027	[3]
Nova Ponte Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[3]
Concession or authorization contract	07/1997	[3]
Expiration date	08/2027	[3]
Sa Carvalho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sá Carvalho	[3]
Concession or authorization contract	01/2004	[3]
Expiration date	08/2026	[3]
Rosal Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Rosal Energia	[3]
Concession or authorization contract	01/1997	[3]
Expiration date	12/2035	[3]
Pch Pai Joaquim Hydro Electric Plants Member [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG PCH	[3]
Concession or authorization contract	Authorizing Resolution 377/2005	[3]
Expiration date	04/2032	[3]
Irape Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[3]
Concession or authorization contract	14/2000	[3]
Expiration date	09/2037	[3]
Queimado Consortium [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[3]
Concession or authorization contract	06/1997	[3]
Expiration date	06/2034	[3]
Poco Fundo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Poço Fundo	[3]
Concession or authorization contract	01/2021	[3]
Expiration date	05/2052	[3]
Tres Marias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Três Marias	[4]
Concession or authorization contract	08/2016	[4]
Expiration date	01/2053	[4]
Salto Grande Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Salto Grande	[4]
Concession or authorization contract	09/2016	[4]
Expiration date	01/2053	[4]
Itutinga Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Itutinga	[4]
Concession or authorization contract	10/2016	[4]
Expiration date	01/2053	[4]
Camargos Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Camargos	[4]
Concession or authorization contract	11/2016	[4]
Expiration date	01/2053	[4]
Joasal [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Expiration date	04/2047	[4]
Dona Rita [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Expiration date	07/2050	[4]
Ervalia [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Expiration date	04/2047	[4]
Neblina [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Leste	[4]
Concession or authorization contract	14/2016 and 15/2016	[4]
Expiration date	01/2053	[4]
Peti [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Expiration date	03/2047	[4]
Cajuru Gafanhoto And Martins Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Oeste	[4]
Concession or authorization contract	16/2016	[4]
Expiration date	01/2053	[4]

[1]

Refer to concessions, by means of authorization, of wind power generation in the independent production modality, treated in the scope of Program to Encourage Alternative Sources of Electricity (Programa de Incentivo às Fontes Alternativas de Energia Elétrica, or ‘Proinfa’). The assets linked to the exploration right are recognized as property, plant and equipment. The exploration authorization rights are classified in the consolidated balance sheet as intangible assets.

[2]

These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets because the consideration is conditional upon the satisfaction of performance obligations in providing the electric energy transmission service.

[3]

These generation concession agreements are outside the scope of IFRIC 12 because the grantor does not control (i) the services to be provided, to whom, and at what price, nor (ii) the significant residual interest in the infrastructure at the end of the arrangement. Accordingly, the related infrastructure is accounted for as property, plant and equipment.

[4]	Refers to energy generation concession contracts which related concession bonus is recognized as a financial asset under the concession arrangement. (See note n° 5)